Note 4 - Other Investments (Details) - Securities classified as available-for-sale that have been in a continuous unrealized loss position in Yen In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Securities classified as available-for-sale that have been in a continuous unrealized loss position in Yen [Abstract]
Available-for-sale—Fair Value Less than 12 Months	$ 296	¥ 27,902	¥ 118,055
Available-for-sale—Unrealized Losses Less than 12 Months	44	4,138	7,628
Available-for-sale—Fair Value 12 Months or More			15,288
Available-for-sale—Unrealized Losses 12 Months or More			1,057
Available-for-sale—Fair Value	296	27,902	133,343
Available-for-sale—Unrealized Losses	$ 44	¥ 4,138	¥ 8,685